UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Pkwy, Suite 100	Fairway, KS	66205
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Bo J. Howell

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, Ohio 45244

Registrant’s telephone number, including area code: 877-244-6235

Date of fiscal year end: 09/30/2025

Date of reporting period: 09/30/2025

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders of the Timber Point Global Allocations Fund (the “Global Fund”) and the Timber Point Alternative Income Fund (the “Income Fund”), each a series of the 360 Funds (the “registrant”) for the year ended September 30, 2025 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Timber Point Global Allocations Fund	ANNUAL REPORT

Institutional Class (CGHIX)

September 30, 2025

This annual report to shareholders contains important information of the Timber Point Global Allocations Fund (the “Global Fund”) for the year ended September 30, 2025. You can find the Global Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.timberpointcapital.com/global-allocations-fund-cghix/. You can also request this information without charge by contacting the Global Fund at (877) 244-6235. This report describes material changes to the Global Fund that occurred during the reporting period.

What were the Fund costs for the year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$170	1.62%

How has the Fund performed during the past 10 years?

Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Class Shares	9.73%	3.89%	3.62%
Bloomberg Global Aggregate Bond/MSCI ACWI Net Total Return USD 50/50 Index Blend	9.84%	7.05%	7.70%
S&P 500® Total Return Index (“S&P 500”)	17.60%	16.46%	15.29%

The above graphs depict the performance of the Global Fund versus the S&P 500® Total Return Index and the Bloomberg Barclays Global Aggregate Bond/MSCI ACWI Net Total Return USD 50/50 Index Blend. The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. Index returns do not include expenses, which are deducted from Fund returns. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.

Timber Point Global Allocations Fund	ANNUAL REPORT

Institutional Class (CGHIX)

September 30, 2025

How did the Fund perform last year?

For the fiscal year ended September 30, 2025, the Global Fund posted a net return of 9.73%, modestly underperforming its blended benchmark of 50% MSCI ACWI / 50% Bloomberg Global Aggregate Index, which returned 9.84%. The strong absolute results were primarily driven by maintaining a “risk-on” posture throughout the period, despite several bouts of volatility—most notably the tariff-related selloff during the spring of 2025.

What factors influenced performance during the past year?

●	Fiscal stimulus supported China’s economic recovery, increasing performance in China-related investments like Alibaba.

●	Anticipation of surging energy demand from AI infrastructure drove strong performance in nuclear-oriented investments.

●	Inflation concerns and skepticism toward fiat currency valuations increased demand for crypto and other “store-of-value” assets, such as iShares Ethereum Trust ETF.

●	Despite economic growth and accommodative monetary policy, small-cap companies lagged large-cap growth stocks.

●	Slower secular growth and intensifying competition led to heightened volatility within the pharmaceuticals sector.

What are some Fund statistics?

Fund Statistics
Total Net Assets	$27,060,273	Investment Advisory Fees Paid	$103,686
Number of Portfolio Holdings	37	Portfolio Turnover Rate	198%

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)
Equity Funds	41.86%	Banks	1.75%
Cash and Cash Equivalents	25.81%	Commodity Fund	1.69%
Asset Allocation Fund	6.75%	Investment Companies	1.69%
Internet	5.29%	Environmental Control	1.22%
Alternative Funds	4.36%	Biotechnology	0.31%
Computers	3.65%	Pharmaceuticals	0.24%
Aerospace & Defense	3.59%	Asset-backed and Mortgage-backed securities	0.01%
Debt Funds	1.78%

Top Ten Holdings (as a % of Net Assets)
Federated Hermes Government Obligations Fund	25.79%	iShares China Large-Cap ETF	3.80%
SPDR S&P 500 ETF Trust	9.48%	International Business Machines Corp.	3.65%
Alibaba Group Holding Ltd. - Hong Kong - ADR	5.28%	Boeing Co.	3.59%
Timber Point Alternative Income Fund	4.84%	iShares Core S&P Mid-Cap ETF	3.38%
Invesco S&P 500 Equal Weight ETF	4.21%	VanEck Bitcoin ETF/US	2.87%

Material Fund Changes

The Fund did not have any material changes that occurred during the reporting period.

Availability of Additional Information

You can find additional information about the Global Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.timberpointcapital.com. You can also request this information by contacting us at (877) 244-6235.

Householding

To reduce Global Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Global Fund documents not be householded, please contact the Global Fund at (877) 244-6235 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Global Fund.

Timber Point Alternative Income Fund	ANNUAL REPORT

Institutional Class (AIIFX)

September 30, 2025

This annual report to shareholders contains important information of the Timber Point Alternative Income Fund (the “Income Fund”) for the year ended September 30, 2025. You can find the Income Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.timberpointcapital.com/alternative-income-aiifx/. You can also request this information without charge by contacting the Income Fund at (877) 244-6235. This report describes material changes to the Income Fund that occurred during the reporting period.

What were the Fund costs for the year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$186	1.82%

How has the Fund performed during the past 10 years?

Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Class shares	4.09%	2.45%	1.65%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Bloomberg Global Aggregate Bond Index	2.40%	(1.56)%	1.14%
HFRX Absolute Return Index	4.89%	3.41%	2.52%

The above graph depicts the performance of the Income Fund versus the Bloomberg Barclays Global Aggregate Bond Index, the Bloomberg U.S. Aggregate Bond Index and the HFRX Absolute Return Index. The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. Index returns do not include expenses, which are deducted from Fund returns. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.

How did the Fund perform last year?

For the fiscal year ended September 30, 2025, the Income Fund posted a net return of 4.09%, outperforming the Bloomberg U.S. Aggregate Index, which returned 2.88%. The Income Fund’s strong absolute and relative performance reflected an emphasis on yield-premium sectors of the bond market and selective allocations to income-oriented equities, both of which enhanced returns versus traditional fixed income.

Timber Point Alternative Income Fund	ANNUAL REPORT

Institutional Class (AIIFX)
September 30, 2025

What factors influenced performance during the past year?

●	Robust economic fundamentals, supportive monetary policy, and healthy corporate balance sheets created a favorable environment for credit.

●	Low-volatility equity sectors outperformed high-grade bonds, adding to performance for dividend-oriented equities.

●	Persistent inflation and fiat currency concerns boosted demand for crypto and other alternative stores of value, such as iShares Ethereum Trust ETF.

●	Despite an overall supportive credit backdrop, select illiquid and private credit exposures were pressured by several high-profile bankruptcies.

What are some Fund statistics?

Fund Statistics
Total Net Assets	$26,333,629	Investment Advisory Fees Paid	$172,439
Number of Portfolio Holdings	32	Portfolio Turnover Rate	76%

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)
Debt Funds	60.77%	Investment Companies	2.72%
Equity Funds	18.19%	Asset Allocation	0.65%
Cash and Cash Equivalents	14.70%	Asset-backed and Mortgage-backed securities	0.04%
Alternative Fund	2.93%

Top Ten Holdings (as a % of Net Assets)
Federated Hermes Government Obligations Fund	14.68%	Vanguard Short-Term Corporate Bond ETF	4.55%
SPDR Portfolio Aggregate Bond ETF	11.78%	SPDR Bloomberg High Yield Bond ETF	3.72%
SPDR Doubleline Total Return Tactical ETF	11.56%	Vanguard International High Dividend Yield	3.54%
SPDR Bloomberg Short Term High Yield Bond ETF	9.72%	iShares 20+ Year Treasury Bond ETF	3.02%
SPDR Portfolio Corporate Bond	6.75%	SPDR S&P Regional Banking ETF	2.89%

Material Fund Changes

Effective January 30, 2025, the Income Fund changed its primary benchmark from the Bloomberg Global Aggregate Bond Index to the Bloomberg U.S. Aggregate Bond Index. Timber Point Capital Management, LLC, the Income Fund's investment adviser, believes it will provide a more accurate comparison for the Income Fund’s clientele who are exclusively U.S. clients who use the Income Fund as a diversification tool relative to their traditional, high quality fixed income investments.  The index which best represents that universe of traditional fixed income is the Bloomberg U.S. Aggregate Bond Index.

Availability of Additional Information

You can find additional information about the Income Fund such as the prospectus, financial information, fund holdings and proxy voting information at twww.timberpointcapital.com. You can also request this information by contacting us at (877) 244-6235.

Householding

To reduce Income Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Income Fund documents not be householded, please contact the Income Fund at (877) 244-6235 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Income Fund.

ITEM 2.	CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.
(d)	The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that Tom Wirtshafter serves on its audit committee as the “audit committee financial expert” as defined in Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $22,000 and $20,000 with respect to the registrant’s fiscal years ended September 30, 2025 and September 30, 2024, respectively. The September 30, 2025 and September 30, 2024 fees were paid to Tait Weller & Baker, LLP.

(b)	Audit-Related Fees. There were no fees billed during the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)

Tax Fees. The aggregate fees billed in the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $4,000 and $3,000 with respect to the registrant’s fiscal years ended September 30, 2025 and September 30, 2024, respectively. The services comprising these fees are the preparation of the registrant’s 2025 federal income and excise tax returns. The September 30, 2025 and September 30, 2024 fees were paid to Tait Weller & Baker, LLP.

(d)

All Other Fees. The aggregate fees billed in last fiscal year for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended September 30, 2025 and $0 for the fiscal year ended September 30, 2024 for the Global Fund and the Income Fund.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the last two fiscal years ended September 30, 2025 and September 30, 2024 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULES OF INVESTMENTS

Included in annual financial statements and other information filed under item 7 of this form

ITEMS 7-11.	FINANCIAL STATEMENTS AND OTHER INFORMATION FILES

Timber Point Global Allocations Fund

Institutional Class Shares (Ticker Symbol: CGHIX)

Timber Point Alternative Income Fund

Institutional Class Shares (Ticker Symbol: AIIFX)

Series of the

360 Funds

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

September 30, 2025

Investment Adviser:

Timber Point Capital Management, LLC

4 Westchester Park Drive, Suite 100

White Plains, NY 10604

1-877-244-6235

www.timberpointcapital.com

Distributed by Matrix 360 Distributors, LLC

Member FINRA

This report is authorized for distribution only to shareholders and to others who have received a copy of the Funds’ prospectus.

IMPORTANT NOTE: The Securities and Exchange Commission (the “SEC”) adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual reports (the "Reports"). The Reports are now streamlined to highlight key information about the Funds. Certain information previously included in the Reports, including the Funds' financial statements, will no longer appear in the Reports, but will be available online within the Annual and Semi-Annual Financial Statements and Additional Information, delivered free of charge, and filed with the SEC.

TIMBER POINT GLOBAL ALLOCATIONS FUND
SCHEDULE OF INVESTMENTS
September 30, 2025	ANNUAL REPORT

COMMON STOCK - 17.73%	Shares	Value

Aerospace & Defense - 3.59%
Boeing Co.(a)	4,500	$971,235

Banks - 1.75%
JPMorgan Chase & Co.	1,500	473,145

Biotechnology - 0.31%
Immix Biopharma, Inc.(a)	40,000	83,600

Computers - 3.65%
International Business Machines Corp.	3,500	987,560

Environmental Control - 1.22%
PureCycle Technologies, Inc.(a)	25,000	328,750

Internet - 5.28%
Alibaba Group Holding Ltd. - Hong Kong - ADR	8,000	1,429,840

Investment Companies - 1.69%
Blackstone Secured Lending Fund	17,500	456,225

Pharmaceuticals - 0.24%
Inhibikase Therapeutics, Inc.(a)	40,000	64,800

Real Estate - 0.00%
Harbor Custom Development, Inc.(a)(f)	7,500	—

TOTAL COMMON STOCK (Cost $4,606,163)		4,795,155

PREFERRED STOCK - 0.00%

Real Estate - 0.00%
Harbor Custom Development, Inc. - Series A, 8.00%(a)(f)	5,714	—

TOTAL PREFERRED STOCK (Cost $112,220)		—

CLOSED-END FUND - 0.99%

Equity Fund - 0.99%
Royce Small-Cap Trust, Inc.	16,668	268,855

TOTAL CLOSED-END FUND (Cost $250,000)		268,855

EXCHANGE-TRADED FUNDS - 46.36%	Shares	Value

Alternative Funds - 4.36%
iShares Ethereum Trust ETF(a)	12,800	$403,328
VanEck Bitcoin ETF/U.S.(a)	24,000	776,880
		1,180,208
Commodity Fund - 1.69%
abrdn Physical Palladium Shares ETF(a)	4,000	456,680

TIMBER POINT GLOBAL ALLOCATIONS FUND
SCHEDULE OF INVESTMENTS
September 30, 2025	ANNUAL REPORT

Debt Fund - 1.78%
iShares 7-10 Year Treasury Bond ETF	5,000	482,300

Equity Funds - 38.53%
Invesco S&P 500 Equal Weight ETF	6,000	1,138,200
iShares China Large-Cap ETF	25,000	1,028,500
iShares Core S&P Mid-Cap ETF	14,000	913,640
iShares Core S&P Small-Cap ETF	6,000	712,980
iShares MSCI Hong Kong ETF	15,000	323,250
iShares MSCI Japan ETF	5,000	401,050
Otter Creek Focus Strategy ETF(a)	12,000	337,920
SPDR S&P 500 ETF Trust	3,850	2,564,793
SPDR S&P 600 Small Cap Growth ETF	7,500	707,325
SPDR S&P Regional Banking ETF	10,000	633,000
VanEck BDC Income ETF	15,000	224,100
VanEck Uranium and Nuclear ETF	5,000	678,250
Vanguard Small-Cap ETF	3,000	762,840
		10,425,848

TOTAL EXCHANGE-TRADED FUNDS (Cost $10,972,978)		12,545,036

MUTUAL FUNDS - 9.05%

Asset Allocation Funds - 6.75%
Gator Capital Long/Short Fund	8,374	514,822
Timber Point Alternative Income Fund - Institutional Class(e)	156,306	1,309,845
		1,824,667
Equity Fund - 2.30%
LS Opportunity Fund - Institutional Class	33,212	624,712

TOTAL MUTUAL FUNDS (Cost $2,265,714)		2,449,379

WARRANTS - 0.00%
Harbor Custom Development, Inc., $100.00, 06/10/2026(a)(f)	22,500	—
Harbor Custom Development, Inc., $59.40, 10/05/2026(a)(f)	12,500	—

TOTAL WARRANTS (Cost $350)		—

BONDS & NOTES - 0.01%	Principal Amount

ASSET-BACKED SECURITIES - 0.00%
Countrywide Asset-Backed Certificates, 4.196%, due 10/25/2017(c)(d)	$1,077	1,064

Total Asset Backed Securities (Cost $1,077)		1,064

BONDS & NOTES - 0.01% (continued)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES - 0.01%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036	$695	$611
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 3.918%, 09/25/2036(c)	6,109	1,596

Total Mortgage-Backed Securities (Cost $3,972)		2,207

TIMBER POINT GLOBAL ALLOCATIONS FUND
SCHEDULE OF INVESTMENTS
September 30, 2025	ANNUAL REPORT

TOTAL BONDS & NOTES (Cost $5,049)		3,271

	Shares
SHORT-TERM INVESTMENT - 25.79%
Federated Hermes Government Obligations Fund - Institutional Shares, 4.01%(b)	6,979,367	6,979,367

TOTAL SHORT-TERM INVESTMENT (Cost $6,979,367)		6,979,367

INVESTMENTS AT VALUE (Cost $25,191,841) - 99.93%		$27,041,063

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.07%		19,210

NET ASSETS - 100.00%		$27,060,273

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Rate shown represents the 7-day effective yield at September 30, 2025, is subject to change and resets daily.
(c) Variable rate security - Interest rate shown represents the rate on September 30, 2025.
(d) Principal payments are still being received, not yet matured.
(e) Affiliated investment company. See Investments in Affiliated Companies section of the accompanying notes.
(f) Harbor Custom Development, Inc. filed for bankruptcy protection in July 2024. The Valuation Designee determined that no recovery is expected for equity holders and reduced the fair value of these securities to zero in August 2024. The original cost basis of these securities totaled $213,973 for the Global Fund. These securities continue to be held at a fair value of $0, representing 0.00% of the Fund's net assets as of September 30, 2025.

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipt
BDC - Business Development Companies
ETF - Exchange-Traded Fund
LS - Long-Short
Ltd. - Limited
MSCI - Morgan Stanley Capital International
S&P - Standard & Poor’s
SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

TIMBER POINT ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025	ANNUAL REPORT

COMMON STOCK - 2.72%	Shares	Value

Investment Companies - 2.72%
Blackstone Secured Lending Fund	27,500	$716,925

TOTAL COMMON STOCK (Cost $737,995)		716,925

PREFERRED STOCK - 0.00%

Real Estate - 0.00%
Harbor Custom Development, Inc. - Series A, 8.000%(a)(e)	4,286	—

TOTAL PREFERRED STOCK (Cost $60,019)		—

CLOSED-END FUNDS - 2.18%

Asset Allocation Fund - 0.65%
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.	20,028	170,839

Equity Fund - 1.53%
Royce Small-Cap Trust, Inc.	24,975	402,846

TOTAL CLOSED END FUNDS (Cost $514,202)		573,685

EXCHANGE-TRADED FUNDS - 80.27%

Alternative Funds - 2.92%
iShares Ethereum Trust ETF(a)	8,000	252,080
VanEck Bitcoin ETF/U.S.(a)	16,000	517,920
		770,000

Debt Funds - 60.71%
BondBloxx Private Credit CLO ETF	13,222	668,636
iShares 1-3 Year Treasury Bond ETF	7,500	622,200
iShares 20+ Year Treasury Bond ETF	34,000	794,920
iShares Broad USD High Yield Corporate Bond ETF	15,000	566,700
SPDR Bloomberg High Yield Bond ETF	10,000	979,900
SPDR Bloomberg Short Term High Yield Bond ETF	100,000	2,560,000
SPDR Doubleline Total Return Tactical ETF	75,000	3,042,750
SPDR Portfolio Aggregate Bond ETF	120,000	3,102,000
SPDR Portfolio Corporate Bond ETF	60,000	1,777,800
SPDR Portfolio Long Term Treasury ETF	25,000	673,750
Vanguard Short Term Corporate Bond ETF	15,000	1,198,950
		15,987,606
Equity Funds - 16.64%
Invesco S&P 500 Equal Weight ETF	2,000	379,400
iShares Select Dividend ETF	3,500	497,350
JPMorgan Equity Premium Income ETF	10,000	571,000
SPDR S&P Regional Banking ETF	12,000	759,600
Utilities Select Sector SPDR Fund	5,000	436,050
VanEck BDC Income ETF	35,000	522,900
Vanguard International High Dividend Yield ETF	11,000	931,480
YieldMax BABA Option Income Strategy ETF	15,000	284,250
		4,382,030

TOTAL EXCHANGE-TRADED FUNDS (Cost $20,159,284)		21,139,636

TIMBER POINT ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025	ANNUAL REPORT

WARRANTS - 0.00%	Shares	Value
Harbor Custom Development, Inc., $59.40, 10/05/2026(a)(e)	37,500	$—

TOTAL WARRANTS (Cost $375)		—

BONDS & NOTES - 0.04%	Principal Amount

ASSET-BACKED SECURITIES - 0.01%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-11, 5.313%, due 12/25/2033(c)	$26	76
Countrywide Asset-Backed Certificates, 4.166%, due 10/25/2017(c)(d)	3,230	3,193
GE Capital Mortgage Services, Inc. 1999-HE1 Trust, 6.265%, due 04/25/2029	3	3

Total Asset-Backed Securities (Cost $3,259)		3,272

MORTGAGE-BACKED SECURITIES - 0.03%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036	2,086	1,834
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 3.918%, due 09/25/2036(c)	18,328	4,789

Total Mortgage-Backed Securities (Cost $11,854)		6,623

TOTAL BONDS & NOTES (Cost $15,113)		9,895

SHORT-TERM INVESTMENT - 14.68%	Shares

Federated Hermes Government Obligations Fund - Institutional Shares, 4.01%(b)	3,865,820	3,865,820

SHORT TERM INVESTMENT (Cost $3,865,820)		3,865,820

INVESTMENTS AT VALUE (Cost $25,364,623) - 99.89%		$26,305,961

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.11%		27,668

NET ASSETS - 100.00%		$26,333,629

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Rate shown represents the 7-day effective yield at September 30, 2025, is subject to change and resets daily.
(c) Variable rate security - Interest rate shown represents the rate on September 30, 2025.
(d) Principal payments are still being received, not yet matured.
(e) Harbor Custom Development, Inc. filed for bankruptcy protection in July 2024. The Valuation Designee determined that no recovery is expected for equity holders and reduced the fair value of these securities to zero in August 2024. The original cost basis of these securities totaled $60,394 for the Income Fund. These securities continue to be held at a fair value of $0, representing 0.00% of the Fund's net assets as of September 30, 2025.

The following abbreviations are used in this portfolio:
BABA - Alibaba Group Holdings Limited
BDC - Business Development Companies
CLO - Collateralized Loan Obligation
ETF - Exchange-Traded Fund
S&P - Standard and Poors
SPDR - Standard & Poor's Depositary Receipts

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2025	ANNUAL REPORT

	Timber Point Global Allocations Fund	Timber Point Alternative Income Fund
Assets:
Investment securities:
Unaffiliated Securities at Cost	$23,991,390	$25,364,623
Affiliated Securities at Cost	1,200,451	—
Total Securities at Cost	25,191,841	25,364,623
Unaffiliated Securities at Value	25,731,218	26,305,961
Affiliated Securities at Value	1,309,845	—
Total Securities at Value	27,041,063	26,305,961
Receivables:
Interest	16,078	4,005
Dividends	22,940	21,175
Fund shares sold	10,111	37,375
Prepaid expenses and other assets	2,792	2,684
Total assets	27,092,984	26,371,200
		.
Liabilities:
Due to adviser	13,740	17,944
Due to administrator	11,582	11,694
Accrued Trustee fees	2,662	2,662
Accrued expenses	4,727	5,271
Total liabilities	32,711	37,571
Net Assets	$27,060,273	$26,333,629

Sources of Net Assets:
Paid-in capital	$29,967,361	$27,992,859
Total accumulated losses	(2,907,088)	(1,659,230)
Total Net Assets	$27,060,273	$26,333,629

Institutional Class Shares:
Net assets	$27,060,273	$26,333,629
Shares Outstanding ($0 par value, Unlimited shares of beneficial interest authorized)	2,531,577	3,140,706
Net Asset Value, Offering and Redemption Price Per Share	$10.69	$8.38

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS
STATEMENTS OF OPERATIONS

September 30, 2025	ANNUAL REPORT

	Timber Point Global Allocations Fund	Timber Point Alternative Income Fund

	For the	For the
	Year Ended	Year Ended
	September 30, 2025	September 30, 2025
Investment income:
Dividends (net of foreign withholding taxes of $792 and $0, respectively)	$337,709	$1,240,436
Dividends from affiliated funds	56,623	—
Interest	68,821	44,383
Total investment income	463,153	1,284,819

Expenses:
Management fees (Note 6)	193,303	187,588
Accounting and transfer agent fees and expenses	109,623	114,397
Non-12b-1 shareholder servicing expense	21,666	28,252
Trustee fees and expenses	19,102	19,124
Legal fees	18,273	18,273
Compliance officer fees	15,693	15,693
Reports to shareholders	15,298	14,513
Audit fees	11,500	11,500
Pricing fees	10,040	9,038
Miscellaneous	9,117	8,933
Custodian fees	5,449	5,318
Registration and filing fees	4,349	4,995
Insurance	4,312	4,397
Total expenses	437,725	442,021
Less:
Fees waived by Adviser (Note 6)	(72,412)	(15,149)
Fees waived by Adviser for affiliated holdings (Note 6)	(17,205)	—
Net expenses	348,108	426,872

Net investment income	115,045	857,947

Realized and unrealized gain:
Net realized gain on:
Unaffiliated Investments	987,735	149,254
Long-term capital gain distributions from Unaffiliated Investments	1,192	—
Affiliated Investments	51,679	—

Net realized gain on investments	1,040,606	149,254

Net change in unrealized appreciation (depreciation) on:
Unaffiliated Investments	1,013,962	51,503
Affiliated Investments	(43,675)	—

Net change in unrealized appreciation on investments	970,287	51,503

Net realized & unrealized gain on investments	2,010,893	200,757

Net increase in net assets resulting from operations	$2,125,938	$1,058,704

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
ANNUAL REPORT

	Timber Point Global Allocations Fund

	For the	For the
	Year Ended	Year Ended
	September 30, 2025	September 30, 2024
Increase in net assets from:
Operations:
Net investment income	$115,045	$79,412
Net realized gain from investments	1,040,606	1,582,149
Net change in unrealized appreciation on investments	970,287	1,740,521
Net increase in net assets resulting from operations	2,125,938	3,402,082

Distributions to shareholders from:
Total distributable earnings - Institutional Class	(141,457)	(115,475)
Total distributions	(141,457)	(115,475)

From shares of beneficial interest:
Proceeds from shares sold:
Institutional Class	7,091,527	2,085,923
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	117,781	92,843
Payments for shares redeemed:
Institutional Class	(2,011,617)	(1,273,193)

Increase in net assets from transactions in shares of beneficial interest	5,197,691	905,573

Increase in net assets	7,182,172	4,192,180

Net Assets:
Beginning of year	19,878,101	15,685,921

End of year	$27,060,273	$19,878,101

Capital share activity:
Institutional Class:
Shares Sold	702,327	222,940
Shares Reinvested	12,180	10,443
Shares Redeemed	(209,976)	(139,573)
Net increase in shares of beneficial interest outstanding	504,531	93,810

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
ANNUAL REPORT

	Timber Point Alternative Income Fund

	For the	For the
	Year Ended	Year Ended
	September 30, 2025	September 30, 2024
Increase in net assets from:
Operations:
Net investment income	$857,947	$400,032
Net realized gain from investments	149,254	201,064
Net change in unrealized appreciation on investments	51,503	1,225,502
Net increase in net assets resulting from operations	1,058,704	1,826,598

Distributions to shareholders from:
Total distributable earnings - Institutional Class	(558,891)	(309,993)
Total distributions	(558,891)	(309,993)

From shares of beneficial interest:
Proceeds from shares sold:
Institutional Class	11,442,347	5,612,069
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	550,873	304,799
Payments for shares redeemed:
Institutional Class	(4,989,323)	(2,413,472)

Increase in net assets from transactions in shares of beneficial interest	7,003,897	3,503,396

Increase in net assets	7,503,710	5,020,001

Net Assets:
Beginning of year	18,829,919	13,809,918

End of year	$26,333,629	$18,829,919

Capital share activity:
Institutional Class:
Shares Sold	1,408,182	704,519
Shares Reinvested	69,467	39,177
Shares Redeemed	(617,657)	(316,190)
Net increase in shares of beneficial interest outstanding	859,992	427,506

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS
FINANCIAL HIGHLIGHTS

ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for each of the years indicated.

	Timber Point Global Allocations Fund

	Institutional Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30, 2025	September 30, 2024	September 30, 2023	September 30, 2022(a)	September 30, 2021(a)
Net Asset Value, Beginning of Year	$9.81	$8.11	$8.16	$10.25	$9.11

Investment Operations:
Net investment income (loss)(1)	0.05	0.04	0.10	0.04	(0.04)
Net realized and unrealized gain (loss) on investments	0.90	1.72	(0.06)	(2.13)	1.24
Total from investment operations	0.95	1.76	0.04	(2.09)	1.20

Distributions:
From net investment income	(0.07)	(0.06)	(0.09)	—	(0.06)
Total distributions	(0.07)	(0.06)	(0.09)	—	(0.06)

Net Asset Value, End of Year	$10.69	$9.81	$8.11	$8.16	$10.25

Total Return(2)	9.73%	21.78%	0.49%	(20.39)%	13.20%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$27,060	$19,878	$15,686	21,544	$35,239

Ratios of expenses to average net assets(3):
Before fees waived and expenses reimbursed	2.04%	2.23%	2.32%	2.00%	1.79%
After fees waived and expenses reimbursed	1.62%	1.59%	1.47%	1.55%	1.58%

Ratios of expenses to average net assets (excluding dividends on securities sold short and interest on margin account)(3):
Before fees waived and expenses reimbursed	2.04%	2.23%	2.32%	1.95%	1.72%
After fees waived and expenses reimbursed	1.62%	1.59%	1.47%	1.50%	1.50%

Ratios of net investment income (loss) to average net assets(3)(4)	0.54%	0.45%	1.17%	0.39%	(0.42)%

Portfolio turnover rate	198%	187%	257%	351%	374%

(a)	Amounts for the years ended September 30, 2021 and September 30, 2022 are consolidated.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends, if any. Total returns shown exclude the effect of applicable redemption fees.
(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expenses of underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS
FINANCIAL HIGHLIGHTS

ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the years indicated.

	Timber Point Alternative Income Fund

	Institutional Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30, 2025	September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021
Net Asset Value, Beginning of Year	$8.26	$7.45	$7.40	$8.56	$8.32

Investment Operations:
Net investment income(1)	0.30	0.21	0.21	0.14	0.18
Net realized and unrealized gain (loss) on investments	0.03	0.78	0.02	(1.15)	0.26
Total from investment operations	0.33	0.99	0.23	(1.01)	0.44

Distributions:
From net investment income	(0.21)	(0.18)	(0.18)	(0.15)	(0.20)
Total distributions	(0.21)	(0.18)	(0.18)	(0.15)	(0.20)

Net Asset Value, End of Year	$8.38	$8.26	$7.45	$7.40	$8.56

Total Return(2)	4.09%	13.42%	3.22%	(12.03)%	5.30%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$26,334	$18,830	$13,810	$12,710	$17,419

Ratios of expenses to average net assets(3):
Before fees waived and expenses reimbursed	1.89%	2.33%	2.40%	2.33%	2.28%
After fees waived and expenses reimbursed	1.82%	1.82%	1.70%	1.73%	1.78%

Ratios of expenses to average net assets (excluding dividends on securities sold short and interest on margin account)(3):
Before fees waived and expenses reimbursed	1.89%	2.33%	2.40%	2.30%	2.25%
After fees waived and expenses reimbursed	1.82%	1.82%	1.70%	1.70%	1.75%

Ratios of net investment income to average net assets(3)(4)	3.66%	2.74%	2.75%	1.75%	2.09%

Portfolio turnover rate	76%	122%	130%	348%	194%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Timber Point Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2025

1.	ORGANIZATION

The Timber Point Global Allocations Fund (the “Global Fund”) and the Timber Point Alternative Income Fund (the “Income Fund”) (collectively, the “Funds”) were organized on October 6, 2017 as separate diversified series of 360 Funds (the “Trust”) and are successors by merger to the respective series of Northern Lights Fund Trust II. The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Global Fund’s investment objective is to seek superior risk adjusted total returns by investing across a wide variety of global assets. The Income Fund’s investment objective is to seek superior risk adjusted returns by investing in income oriented securities.

Each Fund offers one class of shares, Institutional Class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)            Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 3.

b)            Investment Companies – The Funds may invest in investment companies such as open-end funds (mutual funds), exchange-traded funds (“ETFs”) and closed-end funds (“CEFs”) (also referred to as "Underlying Funds") subject to limitations as defined in the 1940 Act. Your cost of investing in the Funds will generally be higher than the cost of investing directly in the Underlying Funds. By investing in the Funds, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Funds invest in addition to the Funds’ direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments' taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

c)            Federal Income Taxes – The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

As of and during the year ended September 30, 2025, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statements of operations. During the year ended September 30, 2025, the Funds did not incur any interest or penalties. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware state.

In addition, GAAP requires management of the Funds to analyze all open tax years, as defined by Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax jurisdictions and certain state tax jurisdictions. For the years ended September 30, 2022 through September 30, 2025 the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

d)            Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains. There were no reclassifications necessary during the year ended September 30, 2025.

Timber Point Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

e)           Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

f)           Segment Reporting – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds operate as single reportable segments, investment companies whose investment objectives are included in Note 1. In connection with the adoption of ASU 2023-07, the President and Chief Compliance Officer has been designated as the Fund’s CODM, who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Financial Statements.

g)           New Accounting Pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund's financial statements.

h)           Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income and expenses are recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

3.	SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Processes and Structure

The Funds’ Board of Trustees (the “Board” or “Trustees”) has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Valuation Designee (as described below) to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Timber Point Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2025

3.	SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS (continued)

Fair Value Measurements

Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using a fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted; (iv) the security is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange.

A description of the valuation techniques applied to the Trust's major categories of assets and liabilities measured at fair value on a recurring basis follows.

●	Equity securities (common stock, preferred stock, warrants, ETFs and CEFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

●	Money market funds and mutual funds – Money market funds and mutual funds are valued at their net asset value per share and are categorized as level 1.

●	Fixed income securities (asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”) - Securities valued using market quotations in an active market, will be categorized as Level 2 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities. The Adviser may use inputs such as evaluated broker quotes in inactive markets, actual trade prices in inactive markets, present value of expected future cash flows, terms of expected bond restructurings, and yields on similar securities in determining the fair value of such Level 3 securities.

The SEC adopted Rule 2a-5 under the 1940 Act, which established an updated regulatory framework for registered investment company fair valuation practices. Under the new rule a greater number of the Funds’ securities may be subject to fair value pricing. The Funds’ fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated Timber Point Capital Management, LLC (the “Adviser”) as the Funds’ “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

The Funds’ policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold.

If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Timber Point Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2025

3.	SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS (continued)

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluate the Funds’ use of fair value pricing. These securities will be categorized as level 3 securities.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of September 30, 2025.

Global Fund:
Financial Instruments – Assets Classification	Level 1	Level 2	Level 3	Totals
Common Stock(1)(2)(3)	$4,795,155	$—	$—	$4,795,155
Preferred Stock(1)(2)(3)	—	—	—	—
Closed-End Fund(1)	268,855	—	—	268,855
Exchange-Traded Funds(1)	12,545,036	—	—	12,545,036
Mutual Funds(1)	2,449,379	—	—	2,449,379
Asset Backed Securities	—	1,064	—	1,064
Mortgage Backed Securities	—	2,207	—	2,207
Warrants(2)(3)	—	—	—	—
Short-Term Investment	6,979,367	—	—	6,979,367
Total Assets	$27,037,792	$3,271	$—	$27,041,063

Income Fund:
Financial Instruments – Assets Classification	Level 1	Level 2	Level 3	Totals
Common Stock(1)	$716,925	$—	$—	$716,925
Preferred Stock(1)(2)(3)	—	—	—	—
Closed-End Funds(1)	573,685	—	—	573,685
Exchange-Traded Funds(1)	21,139,636	—	—	21,139,636
Asset Backed Securities	—	3,272	—	3,272
Mortgage Backed Securities	—	6,623	—	6,623
Warrants(2)(3)	—	—	—	—
Short-Term Investment	3,865,820	—	—	3,865,820
Total Assets	$26,296,066	$9,895	$—	$26,305,961

(1)	For a detailed break-out of common stock, preferred stock, closed-end funds, ETFs and mutual funds by industry or asset class, please refer to the Schedule of Investments.
(2)	Investments in Harbor Custom Development, Inc. common stock, preferred stock and warrants are being valued at zero by the Adviser using Level 3 inputs.
(3)

The Fund held securities with $0 market value at the beginning and ending of the period with no activity during the year. As of the year ended September 30, 2025, these investments did not have material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

Timber Point Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2025

4.	INVESTMENT TRANSACTIONS

For the year ended September 30, 2025, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Global Fund	$39,230,291	$39,584,700
Income Fund	21,360,285	16,999,586

There were no U.S. Government securities purchased or sold by the Funds during the year ended September 30, 2025.

5.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Funds have ownership of at least 5% of the voting securities or of common management. Companies which are affiliates of the Funds at September 30, 2025, are noted in the Global Fund’s Schedule of Investments. The Income Fund is a mutual fund which is considered affiliated because it is of common management of the Adviser. As of September 30, 2025, the Income Fund is the only affiliated fund of the Global Fund. The Income Fund was not invested in any affiliated funds at September 30, 2025.

Transactions with affiliated companies during the year ended September 30, 2025 were as follows:

Global Fund:	Value as of September 30, 2024	Shares held as of September 30, 2024	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Value as of September 30, 2025	Shares held as of September 30, 2025	Income received
Income Fund	$2,272,984	275,180	$51,679	$(43,675)	$56,623(1)	$(1,027,766)	$1,309,845	156,306	$56,623
Total	$2,272,984	275,180	$51,679	$(43,675)	$56,623(1)	$(1,027,766)	1,309,845	156,306	$56,623

(1)	Represents dividends reinvested.

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser, under the supervision of the Board, agrees to invest the assets of the Funds in accordance with applicable law and the investment objectives, policies and restrictions set forth in the Funds’ current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment adviser to the Funds and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Funds in a manner consistent with their investment objectives, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Funds, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers.

Timber Point Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2025

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

Under the terms of the Advisory Agreement with the Funds, the Adviser receives a monthly management fee equal to annual rates of the Funds’ net assets as follows:

Management Fee Rates
Global Fund	0.90%
Income Fund	0.80%

For the year ended September 30, 2025, the Adviser earned management fees as follows:

Management Fees
Global Fund	$193,303
Income Fund	187,588

The Adviser has contractually agreed to waive its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Total Annual Fund Operating Expenses (but excluding interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, shareholder services fees pursuant to a Shareholder Services Plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.60% of the average daily net assets of the Global Fund and 1.70% of the average daily net assets of the Income Fund through December 31, 2025. The Board approved an amended Schedule A to the expense limitation agreement at the October Board meeting that updates the expense limit to 1.50% for both Funds starting 1/1/26. The expense limitation agreement can be terminated only by, or with the consent of, the Board.

For the year ended September 30, 2025, the Adviser waived advisory fees and reimbursed expenses as follows:

	Advisory Fees Waived	Expenses Reimbursed
Global Fund	$72,412	$—
Income Fund	15,149	—

The Global Fund invested a portion of its assets in the Income Fund, which is an affiliated Fund (Note 5). As such, the Adviser has agreed to waive its advisory fees on the portions of the Global Fund’s assets that are invested in the Income Fund.

For the year ended September 30, 2025, the Adviser waived advisory fees related to assets invested in the affiliated funds as follows:

Affiliated Funds Advisory Fees Waived
Global Fund	$17,205

These waivers are in addition to amounts waived pursuant to the contractual expense limitations detailed in the above paragraphs and are not recoupable.

Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Funds within three years from the date of the waiver or reimbursement, provided that the Funds can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of recoupment. Expense waivers and reimbursements made by the Funds’ prior investment adviser are also subject to possible recoupment by the Adviser under the same terms. As of September 30, 2025, the total amount of expenses waived/reimbursed subject to recapture and their expiration dates, pursuant to the waiver agreements, was as follows:

	Amount Subject to Recoupment	Expiration Dates
Global Fund	125,587	September 30, 2026
Global Fund	94,435	September 30, 2027
Global Fund	72,412	September 30, 2028
Income Fund	100,077	September 30, 2026
Income Fund	74,460	September 30, 2027
Income Fund	15,149	September 30, 2028

Timber Point Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2025

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; and (j) maintaining shareholder account records.

For the year ended September 30, 2025, M3Sixty earned fees pursuant to the ICSA as follows:

ICSA Fees
Global Fund	$109,623
Income Fund	114,397

The Funds have also entered into a Chief Compliance Officer Service Agreement (“CCO Agreement”) with M3Sixty. Pursuant to the CCO Agreement, M3Sixty agrees to provide a Chief Compliance Officer (“CCO”), as described in Rule 38a-l of the 1940 Act, to the Funds for the year and on the terms and conditions set forth in the CCO Agreement.

For the year ended September 30, 2025, M3Sixty earned fees pursuant to the CCO Agreement as follows:

CCO Agreement Fees
Global Fund	$15,693
Income Fund	15,693

Certain officers of the Funds are also employees or officers of M3Sixty.

Matrix 360 Distributors, LLC (the “Distributor”) acts as the principal underwriter and distributor (the “Distributor”) of each Fund’s shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and to assist in sales of the Funds’ shares pursuant to a Distribution Agreement (the “Distribution Agreement”) approved by the Trustees. The Distribution Agreement between the Funds and the Distributor requires the Distributor to use all reasonable efforts in connection with the distribution of the Funds’ shares. However, the Distributor has no obligation to sell any specific number of shares and will only sell shares for orders it receives.

The Distributor is an affiliate of M3Sixty.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX MATTERS

The tax character of distributions during the year ended September 30, 2025, was as follows:

	Ordinary Income	Long-Term Capital Gains
Global Fund	$141,457	$—
Income Fund	558,891	—

The tax character of distributions during the year ended September 30, 2024, was as follows:

	Ordinary Income	Long-Term Capital Gains
Global Fund	$115,475	$—
Income Fund	309,993	—

Timber Point Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2025

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX MATTERS (continued)

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at September 30, 2025, the Funds’ most recent fiscal year end, was as follows:

	Undistributed Ordinary Income	Post-October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Losses
Global Fund	$3,134	$—	$(4,643,519)	$—	$1,733,297	$(2,907,088)
Income Fund	634,348	—	(3,203,522)	(2,107)	912,051	(1,659,230)

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized loss, and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales. In addition, the amount listed under other book/tax differences for the Income Fund is primarily attributable to unamortized organization expenses.

Capital losses incurred after October 31 and ordinary losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At September 30, 2025, the Funds did not defer any capital or ordinary losses.

On September 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
Global Fund	$3,978,752	$664,767	$4,643,519
Income Fund	3,074,337	129,185	3,203,522

During the year ended September 30, 2025, the Global Fund utilized $601,170 of short-term capital loss and $382,483 of long-term capital loss carryforwards and the Income Fund utilized $12,822 of short-term capital loss and $130,729 of long-term capital loss carryforwards.

There were no permanent book and tax differences that resulted in reclassifications to paid-in capital for the year ended September 30, 2025.

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at September 30, 2025, were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
Global Fund	$25,307,766	$2,420,792	$(687,495)	$1,733,297
Income Fund	25,393,910	1,091,635	(179,584)	912,051

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2025, National Financial Services, LLC held 53.22% of the Global Fund’s shares and 53.06% of the Income Fund’s shares in omnibus accounts for the sole benefit of their customers. Charles Schwab and Co. held 29.61% of the Global Fund’s shares and 46.23% of the Income Fund’s shares in omnibus accounts for the sole benefit of their customers. The Trust does not know whether any of the underlying beneficial shareholders of the omnibus accounts held by National Financial Services, LLC or Charles Schwab and Co. own more than 25% of the voting securities of the Funds.

Timber Point Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2025

9.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.	RECENT AND SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of

Timber Point Global Allocations Fund,

Timber Point Alternative Income Fund and the

Board of Trustees of 360 Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Timber Point Global Allocations Fund and Timber Point Alternative Income Fund (the “Funds”), each a series of 360 Funds (the “Trust”), including the schedules of investments, as of September 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2025, the results of their operations for the year then ended, the changes in their net assets and their financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for each of the three years in the period then ended were audited by other auditors, whose reports dated November 29, 2023 and November 28, 2022 expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the Funds in the Trust since 2023.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

November 26, 2025

Timber Point Funds	ANNUAL REPORT

ADDITIONAL INFORMATION (Unaudited)

September 30, 2025

The Trust, on behalf of the Funds, files a complete statement of investments with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Forms N-PORT by visiting the SEC’s website at http://www.sec.gov.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the SEC’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Global Fund paid $141,457 of ordinary income distributions during the year ended September 30, 2025. The Income Fund paid $558,891 of ordinary income distributions during the year ended September 30, 2025.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2026 to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their own tax advisors.

360 FUNDS

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Timber Point Capital Management, LLC

4 Westchester Park Drive

Suite 100

White Plains, NY 10604

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker, LLP

Two Liberty Place

50 South 16th Street

Suite 2900

Philadelphia, PA 19102-2529

LEGAL COUNSEL

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, Ohio 45244

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Trustee fees paid by the Funds are within Item 7. Statements of Operations as Trustee fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

At a meeting of the Board of Trustee (the “Board” or “Trustees”) of 360 Funds (the “Trust”) held on April 24, 2025 (the “Meeting”), the Board considered the approval of the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Timber Point Capital Management, LLC (the “Adviser”) for the Timber Point Global Allocations Fund (the “Global Fund”) and Timber Point Alternative Income Fund (the “Income Fund” and collectively with the Global Fund, the “Funds”).

Legal counsel (“Counsel”) reviewed with the Board a memorandum addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreement between the Trust and the Adviser concerning the Funds. Counsel discussed with the Trustees the types of information and factors that they should consider to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from the relationship with the Funds; (iv) the extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; and (v) the Adviser’s practices regarding possible conflicts of interest (collectively, the “Material Factors”).

In assessing these factors and reaching its decisions, the Board considered information furnished for its review and consideration throughout the year at Board meetings, as well as information prepared or presented in connection with the annual renewal process, including information in the Adviser’s presentation during the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreement, including (i) reports regarding the services and support provided to the Funds and its shareholders by the Adviser; (ii) quarterly assessments of the investment performance of the Funds from the Adviser; (iii) periodic commentary on the Funds’ performance; (iv) presentations about the Adviser’s investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the Funds and the Adviser; (vi) disclosure information contained in the registration statement of the Trust; and (vii) a memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the Material Factors set forth above.

The Board also requested and received various informational materials including, without limitation: (i) documents about the Adviser, including its financial condition, a description of personnel and the services provided to the Funds, information on investment advice, performance, summaries of Funds’ expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Funds; and (iii) benefits to be realized by the Adviser from its relationship with the Funds. In addition, the Board had an extensive discussion with the Adviser regarding the matters discussed below.

(1)	The nature, extent, and quality of the Adviser’s services.

The Board considered the Adviser’s contractual duties and responsibilities. The Board reviewed the services provided by the Adviser to the Funds, including, without limitation, the Adviser’s processes for formulating investment recommendations and assuring compliance with the Funds’ investment objectives and limitations; its coordination of services for the Funds among the Funds’ service providers; and its efforts to promote the Funds, grow assets, and assist in the distribution of the Funds’ shares. The Board considered the Adviser’s personnel and methods of operating, succession plans, the education and experience of its staff, and its compliance program. The Board also considered the Adviser’s commitment to dedicating appropriate resources to support the Funds’ operations. After reviewing the preceding and further information, including the expanded ownership program at the Adviser, the Board concluded that the nature, extent, and quality of the services provided by the Adviser were satisfactory and adequate for the Funds.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

(2)	Investment Performance of the Funds and the Adviser.

The Board compared the short- and long-term performance of the Funds to their benchmarks, comparable funds with similar objectives and size managed by other investment advisers (it’s “peer group”), and category indices (e.g., Morningstar category). The Board also considered the consistency of the Adviser’s management of the Funds with its investment objective and policies.

The Board considered the peer, benchmark, and category performance of each Fund over various periods. Relative to its peers, each Fund had mixed results over the year ended December 31, 2024, outperforming some but not all of its peers. For the same period, the Income Fund outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond® Index. Relative to their category averages, both Funds underperformed for the year-to-date, one-year, three-year, and five-year periods, each ending December 31, 2024. The Board considered the Adviser’s commentary on the underperformance and the measures it is taking to improve it. After considering the Funds’ performance, as presented at the meeting, the Board concluded that the Funds’ performance was within a reasonable range of its category and satisfactory.

(3)	The costs of the services provided and profits realized by the Adviser from the relationship with the Funds.

The Board considered the Adviser’s staffing, personnel, and operating methods; the Adviser’s financial condition and commitment to the Funds; and their asset levels and overall expenses. The Trustees considered the financial statements of the Adviser and the financial stability and productivity of the firm. The Board considered the Adviser’s strategic plans to manage costs related to its operations. The Trustees considered the fees and expenses of the Funds (including the management fee) relative to their categories as of March 31, 2025. The Board noted that the Income Fund’s management fee is slightly higher than its category average and above the median. The Global Fund's management fee was slightly above the category average and equal to the median. The net expense ratios of both Funds were above their respective category averages and medians but substantially below the maximum and, therefore, within a reasonable range. The Trustees recognized that the Funds are smaller than most of their peers by a magnitude of over 10 times, which affects the net expense ratios of the Funds and the Adviser’s ability to provide breakpoints in its management fee.

The Trustees acknowledged that the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, to limit their annual operating expenses (with industry-standard exceptions) to not more than 1.60% for the Global Fund and 1.70% for the Income Fund through January 31, 2026. The Board also noted that the Adviser realized a small profit on managing the Funds but continues to waive most of its management fee. Following this analysis, further consideration, and discussion of the preceding, the Board concluded that the management fee and the Adviser’s profitability were fair and reasonable.

(4)	The extent to which economies of scale would be realized if the Funds grow, and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

The Board considered the Funds’ fee arrangements with the Adviser. The Trustees determined that although the management fee would stay the same as asset levels increase, the shareholders of the Funds would benefit from the expense limitation arrangement. The Board noted that while a breakpoint schedule in the Advisory Agreement would be beneficial, such a feature only has benefits if the Funds’ assets were enough to realize the effect of the breakpoint. The Board further noted that lower expenses for the Funds’ shareholders are realized immediately with the expense limitation arrangements with the Adviser. The Board further noted that the Funds’ assets were at such levels that the expense limitation arrangement was providing benefits to the Funds’ shareholders. Following further discussion of the Funds’ asset levels, expectations for growth, and expense structure, the Board determined that the Funds’ fee arrangements, considering all the facts and circumstances, were fair and reasonable and that the expense limitation arrangement provided savings and protection for the benefit of the Funds’ investors.

(5)	Possible conflicts of interest and benefits derived by the Adviser.

The Board evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Funds, the fact that the Adviser does utilize soft dollars, the basis of decisions to buy or sell securities for the Funds; and the substance and administration of the Adviser’s code of ethics. Based on the preceding, the Board determined that the Adviser’s standards and practices for identifying and mitigating possible conflicts of interest were satisfactory.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Regarding the Adviser’s potential conflicts of interest, the Board considered (i) the experience and ability of the advisory and compliance personnel assigned to the Funds; and (ii) the substance and administration of the Adviser’s code of ethics and other relevant policies described in its compliance manual and Form ADV. It also considered the results of the Adviser’s most recent SEC examination, which did not reveal any material deficiencies or control weaknesses. The Board, including the Independent Trustees, determined that the Adviser’s compliance policies and operational controls were reasonably designed to eliminate or mitigate these conflicts of interest.

In considering the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the numerous factors. The Board reached the following conclusions regarding the Advisory Agreements, among others: (a) the Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreements; (b) the Adviser maintains an appropriate compliance program; and (c) each Fund’s advisory fee is reasonable considering the Adviser’s proposed services. Based on their conclusions, the Board, including the Independent Trustees, determined that renewal of the Advisory Agreements was in the best interests of each Fund and its future shareholders.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable, Funds are open-end management investment companies

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable, Funds are open-end management investment companies

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable, Funds are open-end management investment companies

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable, Funds are open-end management investment companies

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable at this time

ITEM 19.	EXHIBITS

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable.

(a)(4)	Letter from the Funds’ former accountant pursuant to Item 304(a)(3) of Regulation S-K is filed herewith.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

By: Randy Linscott	/s/ Randy Linscott
Principal Executive Officer,
Date: December 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Randy Linscott	/s/ Randy Linscott
Principal Executive Officer
Date: December 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Treasurer and Prinipal Financial Officer
Date: December 8, 2025